FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
Assets (liabilities) measured at fair value on a recurring basis

				Aggregate
	Level 1	Level 2	Level 3	Fair Value
Equity investments at FVOCI	$126.2	$—	$—	$126.2
Derivative contracts:
Foreign currency forward and collar contracts	—	3.9	—	3.9
Energy swap contracts	—	4.0	—	4.0
Total return swap contracts	—	(1.3)	—	(1.3)
	$126.2	$6.6	$—	$132.8

Summary of information about derivative contracts outstanding

	December 31, 2019		December 31, 2018
	Asset / (Liability)		Asset / (Liability)
	Fair Value	AOCI	Fair Value	AOCI
Currency contracts
Foreign currency forward and collar contracts (a) (i)	$3.9	$2.6	$(21.8)	$(15.8)

Commodity contracts
Energy swap contracts (b) (ii)	4.0	3.2	(8.6)	(7.5)

Other contracts
Total return swap contracts (iii)	(1.3)	—	3.2	—

Total all contracts	$6.6	$5.8	$(27.2)	$(23.3)

Unrealized fair value of derivative assets
Current	$7.2		$3.8
Non-current	4.5		0.8
	$11.7		$4.6

Unrealized fair value of derivative liabilities
Current	$(4.3)		$(22.2)
Non-current	(0.8)		(9.6)
	$(5.1)		$(31.8)
Total net fair value	$6.6		$(27.2)
(a)	Of the total amount recorded in AOCI at December 31, 2019, $0.7 million will be reclassified to net earnings within the next 12 months as a result of settling the contracts.
(b)	Of the total amount recorded in AOCI at December 31, 2019, $2.5 million will be reclassified to net earnings within the next 12 months as a result of settling the contracts.

Summary of foreign currency forward and collar contracts outstanding

Foreign currency	2020	2021	2022
Brazilian real zero cost collars (in millions of U.S. dollars)	$116.0	$64.0	$13.2
Average put strike (Brazilian real)	3.76	4.11	4.20
Average call strike (Brazilian real)	4.23	4.71	4.78
Canadian dollar forward buy contracts (in millions of U.S. dollars)	$31.2	$12.0	$—
Average rate (Canadian dollar)	1.32	1.33	—
Russian rouble zero cost collars (in millions of U.S. dollars)	$47.7	$25.2	$—
Average put strike (Russian rouble)	65.3	65.8	—
Average call strike (Russian rouble)	77.6	84.2	—

Summary of energy swap contracts outstanding

The following table provides a summary of energy swap contracts outstanding at December 31, 2019 and their respective maturities:

Energy	2020	2021	2022
WTI oil swap contracts (barrels)	946,800	609,000	74,100
Average price	$54.43	$52.79	$50.21